As filed with the Securities and Exchange Commission on December 11, 1995


                              Securities Act Registration Statement No. 33-17224
                                Investment Company Act Registration No. 811-5336
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          Pre-Effective Amendment No.                        [ ]
                        Post-Effective Amendment No. 12                      [X]
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                Amendment No. 13                             [X]
                        (Check appropriate box or boxes)

                                   ----------

               PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
               (Exact name of registrant as specified in charter)

                               ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292
              (Address of Principal Executive Offices) (Zip Code)

                                   ----------

       Registrant's Telephone Number, Including Area Code: (212) 214-1250

                               S. Jane Rose, Esq.
                               One Seaport Plaza
                            New York, New York 10292

               (Name and Address of Agent for Service of Process)

                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):

           [ ] immediately upon filing pursuant to paragraph (b)

           [ ] on (date) pursuant to paragraph (b)

           [X] 60 days after filing pursuant to paragraph (a)(1)

           [ ] on (date) pursuant to paragraph (a)(1)

           [ ] 75 days after filing pursuant to paragraph (a)(2)

           [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.
               If appropriate, check the following box:

           [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously registered an indefinite number of shares of Common Stock, par value $.001 per share. The Registrant filed a notice under such Rule for its fiscal year ended March 31, 1995 on or before May 31, 1995.
================================================================================

                             CROSS REFERENCE SHEET
                           (as required by Rule 495)

N-1A Item No.                                                                   Location
-------------                                                                   --------
Part A
Item   1.   Cover Page ........................................................ Cover Page


Item   2.   Synopsis .......................................................... Fund Expenses; Fund Highlights


Item   3.   Condensed Financial Information ................................... Fund Expenses; Calculation of Yield

Item   4.   General Description of Registrant ................................. Cover Page; How the Fund Invests;
                                                                                General Information

Item   5.   Management of the Fund ............................................ How the Fund Is Managed; General
                                                                                Information

Item   6.   Capital Stock and Other Securities ................................ Taxes, Dividends and
                                                                                Distributions; General Information

Item   7.   Purchase of Securities Being Offered .............................. Shareholder Guide; How the Fund Values
                                                                                Its Shares

Item   8.   Redemption or Repurchase .......................................... Shareholder Guide; General Information

Item   9.   Pending Legal Proceedings ......................................... Not Applicable

Part B

Item  10.   Cover Page ........................................................ Cover Page

Item  11.   Table of Contents ................................................. Table of Contents

Item  12.   General Information and History ................................... General Information

Item  13.   Investment Objectives and Policies ................................ Investment Objective and Policies;
                                                                                Investment Restrictions

Item  14.   Management of the Fund ............................................ Directors and Officers; Manager;
                                                                                Distributor

Item  15.   Control Persons and Principal Holders of Securities ............... Directors and Officers

Item  16.   Investment Advisory and Other Services ............................ Manager; Distributor; Custodian, Transfer
                                                                                and Shareholder Servicing Agent
                                                                                and Independent Accountants

Item  17.   Brokerage Allocation and Other Practices .......................... Portfolio Transactions

Item  18.   Capital Stock and Other Securities ................................ Not Applicable

Item  19.   Purchase, Redemption and Pricing of Securities Being Offered ...... Net Asset Value; Purchase of Shares

Item  20.   Tax Status ........................................................ Taxes

Item  21.   Underwriters ...................................................... Distributor

Item  22.   Calculation of Performance Data ................................... Calculation of Yield

Item  23.   Financial Statements .............................................. Financial Statements

 Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

     The Prospectuses are incorporated herein by reference in their entirety from Post-Effective Amendment No. 10 and Post-Effective Amendment No. 11 to Registrant's Registration Statement (File No. 33-17224) filed on August 4, 1995 and October 13, 1995, respectively.

     The Statement of Additional Information is incorporated herein by reference in its entirety from Post-Effective Amendment No. 10 to Registrant's Registration Statement (File No. 33-17224) filed on August 4, 1995, except that the following information is added:


MANAGER

     Prudential Mutual Fund Management, Inc. (PMF or the Manager), the Manager of the Fund, is a subsidiary of Prudential Securities Incorporated (PSI) and The Prudential Insurance Company of America (Prudential). PMF has three wholly-owned subsidiaries: Prudential Mutual Fund Distributors, Inc., Prudential Mutual Fund Services, Inc. (PMFS or the Transfer Agent) and Prudential Mutual Fund Investment Management, Inc. PMFS serves as the transfer agent for the Prudential Mutual Funds and, in addition, provides customer service, record keeping and management and administration services to qualified plans. The Prudential Investment Corporation (PIC) serves as the investment adviser for the Fund. See "How the Fund is Managed--Manager" in the Prospectuses of the Fund. The unit of PIC which provides investment advisory services to the Fund is known as Prudential Mutual Fund Investment Management.

     Prudential is one of the largest diversified financial services institutions in the world and, based on total assets, the largest insurance company in North America as of December 31, 1994. Its primary business is to offer a full range of products and services in three areas: insurance, investments and home ownership for individuals and families; health-care management and other benefit programs for employees of companies and members of groups; and asset management for institutional clients and their associates. Prudential (together with its subsidiaries) employs nearly 100,000 persons world-wide, and maintains a sales force of approximately 19,000 agents, 3,400 insurance brokers and 6,000 financial advisers. It insures or provides other financial services to more than 50 million people worldwide--to more than one of every five people in the United States. Prudential is a major issuer of annuities, including variable annuities. Prudential seeks to develop innovative products and services to meet consumer needs in each of its business areas. As of December 31, 1994, Prudential through its subsidiaries provided automobile insurance for more than 1.8 million cars and insured more than 1.5 million homes. For the year ended December 31, 1994, The Prudential Bank, a subsidiary of Prudential, served 940,000 customers in 50 states providing credit card services and loans totaling more than $1.2 billion. Assets held by PSI for its clients totaled approximately $150 billion at December 31, 1994. During 1994, over 28,000 new customer accounts were opened each month at PSI. The Prudential Real Estate Affiliates, the fourth largest real estate brokerage network in the United States, has more than 34,000 brokers and agents and more than 1,100 offices in the United States.

     Based on data for the year ended December 31, 1994 for the Prudential Mutual Funds, on an average day, there are approximately $80 million in common stock transactions, over $100 million in bond transactions and over $4.1 billion in money market transactions. In 1994, the Prudential Mutual Funds effected more than 57,000 trades in money market securities and held on average $21 billion of money market securities. Based on complex-wide data for the year ended December 31, 1994, on an average day, 7,168 shareholders telephoned PMFS, the Transfer Agent of the Prudential Mutual Funds, on the Prudential Mutual Funds' toll-free number. On an annual basis, that represents approximately 1.8 million telephone calls and approximately 1.1 million fund transactions.

         In addition, the Semi-Annual Report of the Institutional Money Market Series of the Registrant is added thereto.

                                      PRUDENTIAL INSTITUTIONAL
Portfolio of Investments as of        LIQUIDITY PORTFOLIO, INC.
September 30, 1995 (Unaudited)        INSTITUTIONAL MONEY MARKET SERIES
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Bank Notes--8.1%
             Bank of America NT & SA
    $4,000   5.81%, 10/17/95                        $  4,000,016
             Bank One Indianapolis, N.A.
     1,000   7.18%, 2/5/96                             1,001,362
             Huntington National Bank
     2,000   6.20%, 11/3/95                            2,000,149
             Mellon Bank, N. A.
     2,000   6.20%, 11/1/95                            1,999,966
             NationsBank of Texas, N.A.
     1,000   6.82%, 10/31/95                           1,000,124
     3,000   7.55%, 1/9/96                             3,006,509
     2,500   7.30%, 1/26/96                            2,503,328
    17,000   7.00%, 2/6/96                            17,003,199
             Northern Trust Co.
     8,000   6.60%, 11/17/95                           8,003,204
             Wachovia Bank of North Carolina
     1,000   4.625%, 6/14/96                             990,565
                                                    ------------
                                                      41,508,422
------------------------------------------------------------
Certificates Of Deposit - Domestic--1.7%
             Bank of New York
     3,000   6.27%, 10/31/95                           3,000,167
             Chemical Bank
     5,000   6.04%, 11/15/95                           5,000,804
             National Westminster Bank, Delaware
     1,000   5.85%, 12/26/95                           1,000,000
                                                    ------------
                                                       9,000,971
------------------------------------------------------------
Certificates Of Deposit - Foreign Issuers--16.3%
             Abbey National Treasury Services
     4,000   5.65%, 12/7/95                            3,998,376
     5,000   5.73%, 12/8/95                            4,998,681
             Bank of Montreal
    $2,000   5.75%, 10/16/95                        $  1,999,962
             Banque Nationale de Paris
     1,000   5.78%, 10/24/95                             999,964
             Caisse Nationale de Credit Agricole
     4,000   6.22%, 11/2/95                            4,000,065
     3,000   5.60%, 11/7/95                            2,999,180
             Fuji Bank, Ltd.
    23,000   6.10%, 10/12/95                          23,000,210
             National Westminster Bank, PLC
     3,000   6.125%, 11/8/95                           3,000,701
             Rabobank Nederland
     4,000   6.66%, 2/27/96                            3,996,857
             Societe Generale
     3,000   5.77%, 10/10/95                           2,999,959
     8,000   5.80%, 10/10/95                           8,000,000
     4,000   5.80%, 10/13/95                           3,999,970
     4,000   5.80%, 11/13/95                           3,999,893
     1,000   7.60%, 1/11/96                            1,002,005
             Sumitomo Bank, Ltd.,
     7,000   5.89%, 10/4/95                            6,999,816
     8,000   5.90%, 10/10/95                           7,999,531
                                                    ------------
                                                      83,995,170
------------------------------------------------------------
Commercial Paper - Domestic--41.5%
             American Express Credit Corp.
     8,000   5.90%, 10/16/95                           7,980,333
     7,000   5.67%, 10/17/95                           6,982,360
     2,650   5.82%, 2/2/96                             2,596,876
             American General Finance Corp.
     5,000   5.70%, 12/18/95                           4,938,250
             American Home Products Corp.
     3,055   5.80%, 10/13/95                           3,049,094

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                             3



                                      PRUDENTIAL INSTITUTIONAL
Portfolio of Investments as of        LIQUIDITY PORTFOLIO, INC.
September 30, 1995 (Unaudited)        INSTITUTIONAL MONEY MARKET SERIES
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Commercial Paper - Domestic (cont'd.)
             Aristar, Inc.
    $1,000   5.80%, 11/1/95                         $    995,006
     1,000   5.75%, 11/17/95                             992,493
     1,000   5.76%, 11/17/95                             992,480
             Associates Corp. of North America
     7,000   5.80%, 11/27/95                           6,935,717
             Bankers Trust New York Corp.
    13,774   6.10%, 10/10/95                          13,752,995
             Barnett Banks, Inc.
     9,635   5.80%, 10/6/95                            9,627,238
             Beneficial Corp.
     7,000   5.65%, 12/18/95                           6,914,308
             Chemical Banking Corp.
     3,000   5.75%, 10/26/95                           2,988,021
             Coca-Cola Enterprises, Inc.
     7,075   6.00%, 11/3/95                            7,036,088
             Engelhard Corp.
     2,250   5.74%, 10/20/95                           2,243,184
             Finova Capital Corp.
     1,000   5.82%, 10/4/95                              999,515
     1,000   5.86%, 10/11/95                             998,372
     1,000   5.82%, 10/13/95                             998,060
    13,400   5.82%, 10/23/95                          13,352,341
     4,000   5.85%, 10/23/95                           3,985,700
     1,000   5.84%, 10/24/95                             996,269
     1,000   5.85%, 10/24/95                             996,263
             Ford Motor Credit Corp.
     6,000   5.64%, 12/11/95                           5,933,260
     8,960   5.65%, 12/12/95                           8,858,752
             General Electric Capital Corp.
    11,590   6.05%, 10/18/95                          11,556,888
             General Electric Capital Services
     2,000   5.72%, 10/26/95                           1,992,056
             Heinz (H.J.) Co.
     2,200   5.75%, 11/17/95                           2,183,836
             Lehman Brothers Holdings, Inc.
    12,645   6.90%, 10/2/95                           12,642,576
             Merrill Lynch & Co., Inc.
    $1,645   5.73%, 11/3/95                         $  1,636,360
             Monsanto Co.
     2,935   6.00%, 10/30/95                           2,920,814
             NationsBank Corp.
     4,000   5.80%, 10/10/95                           3,994,200
             Norwest Corp.
     5,000   5.75%, 10/25/95                           4,980,833
             Nynex Corp.
    15,000   5.755%, 10/12/95                         14,973,623
             PHH Corp.
     4,373   5.73%, 10/13/95                           4,364,648
             Preferred Receivables Funding Corp.
     2,000   5.72%, 10/12/95                           1,996,504
       100   5.74%, 10/18/95                              99,729
     1,775   5.72%, 11/6/95                            1,764,847
             Smith Barney, Inc.
    15,000   5.75%, 10/11/95                          14,976,042
             Weyerhauser Mortgage Corp.
     7,786   6.85%, 10/2/95                            7,784,518
             Whirlpool Corp.
     5,000   5.80%, 10/13/95                           4,990,333
             Whirlpool Financial Corp.
     3,271   5.825%, 11/10/95                          3,249,829
             Xerox Corp.
     2,000   5.65%, 12/12/95                           1,977,400
                                                    ------------
                                                     213,228,011
------------------------------------------------------------
Commercial Paper - Foreign--7.0%
             75 State Street Capital Corp.
    12,000   5.80%, 10/10/95                          11,982,600
             American Honda Finance Corp.
     1,000   5.85%, 10/4/95                              999,513
             BHF Finance, Inc.
    10,000   5.66%, 12/11/95                           9,888,372
             Bridgestone/Firestone, Inc.
     1,896   6.25%, 10/12/95                           1,892,379

--------------------------------------------------------------------------------
4                                            See Notes to Financial Statements.



                                      PRUDENTIAL INSTITUTIONAL
Portfolio of Investments as of        LIQUIDITY PORTFOLIO, INC.
September 30, 1995 (Unaudited)        INSTITUTIONAL MONEY MARKET SERIES
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Commercial Paper - Foreign (cont'd)
             Cogentrix of Richmond, Inc.
    $3,000   5.75%, 10/25/95                        $  2,988,500
             Province of Quebec
     3,000   5.73%, 11/17/95                           2,977,557
             SRD Finance, Inc.
     1,000   6.25%, 10/12/95                             998,090
             Sumitomo Corp. of America
     4,300   6.25%, 10/16/95                           4,288,802
                                                    ------------
                                                      36,015,813
------------------------------------------------------------
Corporate Bonds--1.8%
             Associates Corp. of North America
     5,000   4.50%, 2/15/96                            4,958,549
     1,000   8.80%, 3/1/96                             1,009,223
             Ford Motor Credit Corp.
     1,000   8.875%, 3/15/96                           1,008,522
     1,200   8.875%, 8/1/96                            1,228,261
             General Electric Company
     1,050   7.875%, 5/1/96                            1,060,787
                                                    ------------
                                                       9,265,342
------------------------------------------------------------
Variable Rate Obligations(b)--17.9%
             American Express Centurion Bank
     4,000   5.875%, 10/16/95                          3,999,698
             General Electric Capital Corp.
     5,000   5.80469%, 10/23/95                        5,000,000
     1,000   5.8125%, 11/24/95                         1,000,000
             General Motors Acceptance Corp.
    10,000   6.0375%, 11/21/95                        10,001,249
             Goldman Sachs Group, L.P.
     7,000   6.00%, 11/27/95                           7,000,000
    18,000   6.1875%, 11/27/95                        18,000,000
             Lehman Brothers Holdings, Inc.
   $12,000   6.1063%, 11/20/95                      $ 12,000,000
             Merrill Lynch & Co., Inc.
     5,000   4.885%, 10/2/95                           4,999,997
    15,000   5.875%, 10/2/95                          14,995,625
             Money Market Auto Loan Trust 1990-1
     4,900   6.005%, 10/16/95                          4,900,000
             Morgan Stanley Group, Inc.
     3,000   5.953130%, 10/16/95                       3,000,000
     5,000   6.08637%, 10/18/95                        5,000,000
     2,000   6.00%, 11/15/95                           2,000,000
                                                    ------------
                                                      91,896,569
------------------------------------------------------------
U.S. Government Agencies--3.9%
             Federal Farm Credit Bank
     5,000   5.75%, 8/1/96                             4,993,018
             Federal National Mortgage
                Association
    10,000   5.8125%, 9/27/96                         10,000,000
     5,000   5.8125%, 10/4/96                          4,993,750
                                                    ------------
                                                      19,986,768
------------------------------------------------------------
Loan Participations--0.4%
             Nomura Holding America, Inc.
     2,000   6.00%, 10/10/95                           2,000,000
------------------------------------------------------------
Medium-Term Notes--2.6%
             Ford Motor Credit Corp.
     3,000   6.125%, 12/1/95                           3,000,962
     2,000   6.125%, 12/11/95                          1,997,736
     3,000   5.15%, 3/15/96                            2,982,408

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                             5



                                      PRUDENTIAL INSTITUTIONAL
Portfolio of Investments as of        LIQUIDITY PORTFOLIO, INC.
September 30, 1995 (Unaudited)        INSTITUTIONAL MONEY MARKET SERIES
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
     ------------------------------------------------------------
Medium-Term Obligations (cont'd.)
             General Motors Acceptance Corp.
    $1,500   8.85%, 2/26/96                         $  1,516,287
     3,000   5.30%, 7/12/96                            2,979,251
     1,000   8.70%, 8/2/96                             1,021,310
                                                    ------------
                                                      13,497,954
------------------------------------------------------------
Total Investments--101.2%
             (amortized cost $520,395,020(a))        520,395,020
             Liabilities in excess of other
                assets--(1.2%)                        (6,196,998)
                                                    ------------
             Net Assets--100%                       $514,198,022
                                                    ------------
                                                    ------------

---------------
(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) For purposes of amortized cost valuation, the maturity date of variable rate instruments is considered to be the earliest of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
The industry classification of portfolio holdings and net liabilities shown as a percentage of net assets as of September 30, 1995 was as follows:

Commercial Banks...................................   35.4%
Securities Brokers & Dealers.......................   18.8
Personal Credit Institutions.......................   12.9
Business Credit (Finance)..........................   11.6
Domestic Bank Holding Companies....................    6.9
Federal Credit Agencies............................    3.9
Telephone & Communications.........................    2.9
Asset Backed.......................................    1.7
Paper & Allied Products............................    1.5
Beverages..........................................    1.4
Auto Rental & Leasing..............................    0.8
Commodity Trading..................................    0.8
Canadian Government................................    0.6
Pharmaceutical.....................................    0.6
Canned Fruit & Vegetables..........................    0.4
Petroleum Refining.................................    0.4
Photographic Equipment.............................    0.4
Electrical.........................................    0.2
Liabilities in excess of other assets..............   (1.2)
                                                     -----
                                                     100.0%
                                                     -----
                                                     -----

--------------------------------------------------------------------------------
6                                            See Notes to Financial Statements.

                                    PRUDENTIAL INSTITUTIONAL
Statement of Assets                 LIQUIDITY PORTFOLIO, INC.
and Liabilities (Unaudited)         INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------------------------------------

ASSETS                                                                                                          September 30, 1995
                                                                                                                ------------------
Investments, at value.......................................................................................      $  520,395,020
Interest receivable.........................................................................................           3,534,850
Other assets................................................................................................              11,832
                                                                                                                  --------------
   Total assets.............................................................................................         523,941,702
                                                                                                                  --------------
Liabilities
Payable for investments purchased...........................................................................           7,177,586
Dividends payable...........................................................................................           2,273,335
Accrued expenses and other liabilities......................................................................             183,289
Management fee payable......................................................................................              83,222
Distribution fee payable....................................................................................              26,248
                                                                                                                  --------------
   Total liabilities........................................................................................           9,743,680
                                                                                                                  --------------
Net Assets..................................................................................................      $  514,198,022
                                                                                                                  --------------
                                                                                                                  --------------
Net assets were comprised of:
   Common stock, at par.....................................................................................      $      514,198
   Paid-in capital in excess of par.........................................................................         513,683,824
                                                                                                                  --------------
Net assets at September 30, 1995............................................................................      $  514,198,022
                                                                                                                  --------------
                                                                                                                  --------------
Net asset value, offering and redemption price per share
   ($514,198,022 / 514,198,022 shares of $.001 par value common stock issued and outstanding)...............               $1.00
                                                                                                                  --------------
                                                                                                                  --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                             7

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                   Six Months
                                                     Ended
                                                   September
                                                      30,
Net Investment Income                                 1995
                                                  ------------
Income
   Interest and discount earned................   $ 16,136,903
                                                  ------------
Expenses
   Management fee..............................        523,767
   Distribution fee............................        314,260
   Transfer agent's fees and expenses..........        126,000
   Custodian's fees and expenses...............         89,000
   Registration fees...........................         20,000
   Directors' fees.............................         20,000
   Reports to shareholders.....................         17,500
   Audit fees..................................         13,500
   Insurance expense...........................          8,000
   Legal fees..................................          7,000
   Miscellaneous...............................          4,605
                                                  ------------
      Total expenses...........................      1,143,632
                                                  ------------
Net investment income..........................     14,993,271
Realized Gain on Investments
Net realized gain on investment transactions...         35,402
                                                  ------------
Net Increase in Net Assets
Resulting from Operations......................   $ 15,028,673
                                                  ------------
                                                  ------------

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                     Ended           Year Ended
Increase (Decrease)              September 30,       March 31,
in Net Assets                         1995              1995
                                 --------------    --------------
Operations
   Net investment income.......  $   14,993,271    $   18,800,412
   Net realized gain on
      investment
      transactions.............          35,402            16,348
                                 --------------    --------------
   Net increase in net assets
      resulting from
      operations...............      15,028,673        18,816,760
                                 --------------    --------------
Dividends and distributions to
   shareholders................     (15,028,673)      (18,816,760)
                                 --------------    --------------
Fund share transactions
   Net proceeds from shares
      subscribed...............   1,213,298,303     1,920,194,727
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions........      14,613,419        16,326,258
   Cost of shares reacquired...  (1,189,942,207)   (1,845,315,406)
                                 --------------    --------------
   Net increase in net assets
      from Fund share
      transactions.............      37,969,515        91,205,579
                                 --------------    --------------
Total increase.................      37,969,515        91,205,579
Net Assets
Beginning of period............     476,228,507       385,022,928
                                 --------------    --------------
End of period..................  $  514,198,022    $  476,228,507
                                 --------------    --------------
                                 --------------    --------------

--------------------------------------------------------------------------------
8                                            See Notes to Financial Statements.

                                             PRUDENTIAL INSTITUTIONAL
                                             LIQUIDITY PORTFOLIO, INC.
Notes to Financial Statements (Unaudited)    INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------------------------------------
Prudential Institutional Liquidity Portfolio, Inc.--Institutional Money Market Series (the ``Fund'') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The investment objective of the Fund is high current income consistent with the preservation of principal and liquidity. The Fund invests primarily in money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

Federal Income Taxes: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares all of its net investment income and net realized short-term capital gains/losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Net investment income for dividend purposes includes interest accrued or discount earned less amortization of premium and the estimated expenses applicable to the dividend period. The Fund does not expect to realize long-term capital gains or losses.

------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Mutual Fund Management, Inc. (``PMF''). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Mutual Fund Distributors, Inc. (``PMFD''), who acts as the distributor of the Fund's shares. To reimburse PMFD for its expenses incurred pursuant to a plan of distribution, the Fund pays PMFD a reimbursement which is accrued daily and payable monthly at an annual rate of .12 of 1% of the average daily net assets of the Fund. PMFD pays various broker-dealers or financial institutions, including Prudential Securities Incorporated (``PSI'') and Pruco Securities Corporation, affiliated broker-dealers, for account servicing fees and other expenses incurred by such broker-dealers.

PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America.

------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-owned subsidiary of PMF, serves as the Fund's transfer agent. During six months ended September 30, 1995, the Fund incurred fees of $120,000 for the services of PMFS. As of September 30, 1995, $20,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.
--------------------------------------------------------------------------------
                                                                               9

                                           PRUDENTIAL INSTITUTIONAL
                                           LIQUIDITY PORTFOLIO, INC.
Financial Highlights (Unaudited            INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------------------------------------

                                                                        Six Months
                                                                           Ended                Year Ended March 31,
                                                                       September 30,     ----------------------------------
PER SHARE OPERATING PERFORMANCE:                                           1995            1995         1994         1993
                                                                       -------------     --------     --------     --------
Net asset value, beginning of period...............................      $   1.000       $  1.000     $  1.000     $  1.000
Net investment income and net realized gains.......................           .029           .046         .029         .033
Dividends and distributions to shareholders........................          (.029)         (.046)       (.029)       (.033)
                                                                       -------------     --------     --------     --------
Net asset value, end of period.....................................      $   1.000       $  1.000     $  1.000     $  1.000
                                                                       -------------     --------     --------     --------
                                                                       -------------     --------     --------     --------
TOTAL RETURN(a):...................................................           2.91%          4.69%        2.92%        3.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)....................................      $ 514,198       $476,229     $385,023     $497,214
Average net assets (000)...........................................      $ 522,336       $402,678     $445,867     $543,694
Ratios to average net assets:
   Expenses, including distribution fee............................            .44%(b)        .46%         .48%         .44%
   Expenses, excluding distribution fee............................            .32%(b)        .34%         .36%         .32%
   Net investment income...........................................           5.74%(b)       4.67%        2.87%        3.28%

PER SHARE OPERATING PERFORMANCE:                                       1992         1991
                                                                     --------     --------
Net asset value, beginning of period...............................  $  1.000     $  1.000
Net investment income and net realized gains.......................      .054         .076
Dividends and distributions to shareholders........................     (.054)       (.076)
                                                                     --------     --------
Net asset value, end of period.....................................  $  1.000     $  1.000
                                                                     --------     --------
                                                                     --------     --------
TOTAL RETURN(a):...................................................      5.57%        8.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)....................................  $443,172     $519,802
Average net assets (000)...........................................  $540,380     $479,849
Ratios to average net assets:
   Expenses, including distribution fee............................       .42%         .46%
   Expenses, excluding distribution fee............................       .30%         .34%
   Net investment income...........................................      5.32%        7.58%

---------------
 (a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
 (b) Annualized.
--------------------------------------------------------------------------------
10                                           See Notes to Financial Statements.

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

     (a) Financial Statements:

         (1) Financial statements included in the Prospectuses constituting Part A of this Registration Statement:

             Financial Highlights for Institutional Money Market Series

         (2) Financial statements included in the Statement of Additional Information constituting Part B of this Registration Statement:

             Portfolio of Investments at March 31, 1995 for Institutional Money Market Series

             Statement of Assets and Liabilities at March 31, 1995 for Institutional Money Market Series

             Statement of Operations for the Year Ended March 31, 1995 for Institutional Money Market Series

             Statement of Changes in Net Assets for the Years Ended March 31, 1995 and 1994 for Institutional Money Market Series

             Notes to Financial Statements for Institutional Money Market Series

             Financial Highlights for Institutional Money Market Series

             Independent Auditors' Report


             Portfolio of Investments at September 30, 1995 for Institutional Money Market Series

             Statement of Assets and Liabilities at September 30, 1995 for Institutional Money Market Series

             Statement of Operations for the Six Months Ended September 30, 1995 for Institutional Money Market Series

             Statement of Changes in Net Assets for the Six Months Ended September 30, 1995 for Institutional Money Market Series


             Notes to Financial Statements for Institutional Money Market Series

             Financial Highlights for Institutional Money Market Series



     (b) Exhibits:

        1. (a) Amended Articles of Incorporation of the Registrant, incorporated by reference to Exhibit No. 1 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on November 6, 1987.

            (b) Amendment to Articles of Incorporation dated January 16, 1989, incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

        2. (a) Amended By-Laws of the Registrant, incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 20, 1988.

            (b) Amendment to By-Laws, incorporated by reference to Exhibit No. 2(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

        4. (a) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant, incorporated by reference to Exhibit No. 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 20, 1988.

            (b) Instruments defining rights of holders of the securities being offered, incorporated by reference to Exhibit Nos. 1 and 2 above.

        5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

            (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 3
            to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

            (c) Form of Management and Administrative Services Agreement between the Fund, on behalf of the Liquid Assets Series, of the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(c) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 33-17224) filed on August 4, 1995.

        6. (a) Distribution Agreement among the Registrant, Prudential-Bache Securities Inc. and Prudential Mutual Fund Distributors, Inc., incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

            (b) Amended and Restated Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc., as amended on July 1, 1993, incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 27, 1994.

            (c) Amended and Restated Distribution Agreement incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 26, 1995.

            (d) Form of Distribution Agreement for the Liquid Assets Series,
            incorporated by reference to Exhibit No. 6(d) to Post-Effective
            Amendment No. 11 to the Registration Statement on Form N-1A (File
     `      No. 33-17224 filed on October 13, 1995.

        8. (a) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit No. 8(a) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

            (b) Subcustodian Agreement between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

            (c) Subcustodian Agreement for Repurchase Transactions between State Street Bank and Trust Company and Security Pacific National
            Bank, incorporated by reference to Exhibit No. 8(c) to Post-Effective Amendment No. 2 to the Registration Statement on
            Form N-1A (File No. 33-17224) filed on May 30, 1989.

        9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

       10. (a) Opinion of Counsel, incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on November 6, 1987.

            (b) Opinion of Counsel, incorporated by reference to Exhibit No. 10(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 27, 1994.

       11.  Consent of Independent Auditors.*

       13. Purchase Agreement, incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

       15. (a) Plan of Distribution pursuant to Rule 12b-1, incorporated by reference to Exhibit No. 15 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

            (b) Distribution and Service Plan between the Registrant and Prudential Mutual Fund Distributors, Inc., as amended on July 1, 1993, incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 27, 1994.

     17(a). Financial Data Schedule, incorporated by reference to Exhibit No. 27 to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 26, 1995.

     17(b). Financial Data Schedule.*


Other Exhibits
   Powers of Attorney for:
       Eugene C. Dorsey**
       Donald D. Lennox**
       Stanley F. Shirk**
       Robin B. Smith**
------------
  * Filed herewith.
 ** Executed copies filed under Other Exhibits to Post-Effective Amendment
    No. 2 to the Registration Statement on Form N-1A filed on May 30, 1989 (File No. 33-17224).

Item 25. Persons Controlled by or under Common Control with Registrant.
     None.

Item 26. Number of Holders of Securities.

     As of November 3, 1995 there were 645 record holders of shares of common stock, $.001 par value per share, of the Institutional Money Market Series, the other series of the Fund.

Item 27. Indemnification.

     As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VII of the Registrant's By-Laws (Exhibit 2(a) to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by
Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit 6 to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

     Section 9 of the Management Agreement (Exhibits 5(a) and 5(c) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 28. Business and Other Connections of Investment Adviser

    (a) Prudential Mutual Fund Management, Inc.

     See "How the Fund Is Managed--Manager" in the Prospectuses constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).

     The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.


Name and Address            Position with PMF                     Principal Occupations
----------------            -----------------                     ---------------------
Brendan D. Boyle            Executive Vice President,          Executive Vice President, Director of Marketing
                            Director of Marketing and            and Director, PMF; Senior Vice President,
                            Director                             Prudential Securities Incorporated (Prudential
                                                                 Securities); Chairman and Director of Prudential
                                                                 Mutual Fund Distributors, Inc. (PMFD)

Stephen P. Fisher           Senior Vice President              Senior Vice President, PMF; Senior Vice President,
                                                                 Prudential Securities; Vice President, PMFD


Frank W. Giordano           Executive Vice                     Executive Vice President, General Counsel,
                            President, General                   Secretary and Director, PMF and PMFD; Senior Vice President,
                            Counsel, Secretary and               Prudential Securities; Director, Prudential Mutual Fund
                            Director                             Services, Inc. (PMFS)

Robert F. Gunia             Executive Vice President,          Executive Vice President, Chief Financial and
                            Chief Financial and                  Administrative Officer, Treasurer and Director, PMF;
                            Administrative Officer,              Senior Vice President, Prudential Securities;
                            Treasurer and Director               Executive Vice President, Chief Financial Officer,
                                                                 Treasurer, and Director, PMFD; Director, PMFS

Theresa A. Hamacher         Director                           Director, PMF; Vice President, The Prudential Insurance
                                                                 Company of America (Prudential); Vice President,
                                                                 Prudential Investment Corporation (PIC)

Timothy J. O'Brien          Director                           President, Chief Executive Officer, Chief Operating
                                                                 Officer and Director, PMFD; Chief Executive Officer
                                                                 and Director, PMFS; Director, PMF

Richard A. Redeker          President, Chief Executive         President, Chief Executive Officer and Director, PMF;
                            Officer and Director                 Executive Vice President, Director and Member of
                                                                 Operating Committee, Prudential Securities;
                                                                 Director, Prudential Securities Group, Inc.(PSG);
                                                                 Executive Vice President, PIC; Director, PMFD;
                                                                 Director, PMFS


                                      C-4


Name and Address            Position with PMF                     Principal Occupations
----------------            -----------------                     ---------------------
S. Jane Rose                Senior Vice President,             Senior Vice President, Senior Counsel and Assistant
                            Senior Counsel and                   Secretary, PMF; Senior Vice President and Senior
                            Assistant Secretary                  Counsel, Prudential Securities

     (b) The Prudential Investment Corporation (PIC).


     See "How the Fund Is Managed--Manager" in the Prospectuses constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.


     The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.



Name and Address            Position with PIC                   Principal Occupations
----------------            -----------------                     ---------------------
William M. Bethke           Senior Vice President              Senior Vice President, Prudential; Senior Vice
Two Gateway Center                                               President, PIC
Newark, NJ 07102

John D. Brookmeyer, Jr.     Senior Vice President              Senior Vice President, Prudential; Senior
51 JFK Pkwy.                and Director                         Vice President and Director, PIC
Short Hills, NJ 07078

Barry M. Gillman            Director                           Director, PIC

Theresa A. Hamacher         Vice President                     Vice President, Prudential; Vice President, PIC;
                                                                 Director, PMF

Harry E. Knapp, Jr.         President, Chairman of the         President, Chairman of the Board, Chief Executive Officer
                            Board, Chief Executive Officer       and Director, PIC; Vice President, Prudential
                            and Director

William P. Link             Senior Vice President              Executive Vice President, Prudential;
Four Gateway Center                                              Senior Vice President, PIC
Newark, NJ 07102


Richard A. Redeker          Executive Vice President           President, Chief Executive Officer and Director, PMF;
One Seaport Plaza                                                Executive Vice President, Director and Member of
New York, New York 10292                                         Operating Committee, Prudential Securities; Director,
                                                                 PSG; Executive Vice President, PIC; Director, PMFD;
                                                                 Director, PMFS


Eric A. Simonsen            Vice President and Director        Vice President and Director, PIC; Executive Vice President,

Claude J. Zinngrabe, Jr.    Executive Vice President            Vice President, Prudential; Executive Vice
                                                                  President, PIC

Item 29. Principal Underwriters.

  (a) Prudential Securities Incorporated


     Prudential Securities is distributor for Prudential Government Securities Trust (Short-Intermediate Term Series), Prudential Jennison Fund and The Target Portfolio Trust and for Class B and Class C shares of The BlackRock Government Income Trust, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Allocation Fund, Prudential California Municipal fund (California Series and California Income Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (except Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund and Prudential Utility Fund, Inc. Prudential Securities is also a depositor for the following unit investment trusts:


               Corporate Investment Trust Fund
               Prudential Equity Trust Shares
               National Equity Trust
               Prudential Unit Trusts
               Government Securities Equity Trust
               National Municipal Trust



  (b) Information concerning the officers and directors of Prudential Securities Incorporated is set forth below.


                                                      Positions and                      Positions and
                                                       Offices with                       Offices with
Name(1)                                                 Underwriter                        Registrant
-------                                               -------------                      -------------

Robert Golden ..........................   Executive Vice President and Director            None
One New York Plaza
New York, NY

Alan D. Hogan ..........................   Executive Vice Prsident, Chief                   None
                                             Administrative Officer and Director

George A. Murray .......................   Executive Vice President and Director            None

Leland B. Paton ........................   Executive Vice President and Director            None
One New York Plaza
New York, NY

Vincent T. Pica II .....................   Executive Vice President and Director            None
One New York Plaza
New York, NY

Richard A. Redeker .....................   Executive Vice President and Director            President and
                                                                                              Director


Martin Pfinsgraff .....................   Executive Vice President, Chief Financial        None
                                             Officer and Director


Hardwick Simmons .......................   Chief Executive Officer, President and           None
                                             Director

Lee B. Spencer, Jr. ....................   Executive Vice President, Secretary,             None
                                             General Counsel and Director


------------
(1) The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.

  (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 30. Location of Accounts and Records


     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, One Seaport Plaza, New York, New York 10292, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Two
Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.


Item 31. Management Services

     Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectuses and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 32. Undertakings


     The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

     The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 11th day of December, 1995.



                                     PRUDENTIAL INSTITUTIONAL LIQUIDITY
                                       PORTFOLIO, INC.

                                     /s/ Richard A. Redeker
                                     ----------------------------------
                                       Richard A. Redeker, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                                      Date
---------                              -----                                      ----

/s/ Eugene S. Stark               Treasurer and Principal Financial             December 11, 1995
-------------------------------     and Accounting Officer
    Eugene S. Stark

/s/ Eugene C. Dorsey              Director                                      December 11, 1995
--------------------------------
    Eugene C. Dorsey

/s/ Donald D. Lennox              Director                                      December 11, 1995
--------------------------------
    Donald D. Lennox

/s/ Richard A. Redeker            Director and President                        December 11, 1995
--------------------------------
    Richard A. Redeker

/s/ Stanley E. Shirk              Director                                      December 11, 1995
--------------------------------
    Stanley E. Shirk

/s/ Robin B. Smith                Director                                      December 11, 1995
--------------------------------
    Robin B. Smith


                                 EXHIBIT INDEX

Exhibit No.                          Description
-----------                          -----------

 1. (a) Amended Articles of Incorporation of the Registrant. Incorporated by reference to Exhibit No. 1 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on November 6, 1987.

    (b) Amendment to Articles of Incorporation dated January 16, 1989. Incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

 2. (a) Amended By-Laws of the Registrant. Incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 20, 1988.

    (b) Amendment to By-Laws. Incorporated by reference to Exhibit No. 2(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

 4. (a) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant. Incorporated by reference to Exhibit No. 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 20, 1988.

    (b) Instruments defining rights of holders of securities being offered, incorporated by reference to Exhibit Nos. 1 and 2 above.

 5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

    (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation. Incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.


    (c) Form of Management Agreement between the Fund, on behalf of Liquid Assets Series, of the Registrant and Prudential Mutual Fund Management, Inc. incorporated by reference to Exhibit No. 5(c) to Post-Effective Amendment No. 10 to the Registration Statement on form N-1A (File No. 33-17224) filed on August 4, 1995.


 6. (a) Distribution Agreement among the Registrant, Prudential-Bache Securities Inc. and Prudential Mutual Fund Distributors, Inc. Incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

    (b) Amended and Restated Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc., as amended on July 1, 1993, incorporated by reference to Exhibit 6(b) to Post-Effective Amendment
    No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 27, 1994.

    (c) Amended and Restated Distribution Agreement incorporated by reference to
    Exhibit 6(c) to Post-Effective Amendment No. 9 to the Registration
    Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 26, 1995.

    (d) Form of Distribution Agreement for the Liquid Assets Series, incorporated by reference to Exhibit No. 6(d) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 33-17224) filed on October 13, 1995.

 8. (a) Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 8(a) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

    (b) Subcustodian Agreement between State Street Bank and Trust Company and Security Pacific National Bank. Incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

    (c) Subcustodian Agreement for Repurchase Transactions between State Street Bank and Trust Company and Security Pacific National Bank. Incorporated by reference to Exhibit No. 8(c) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

 9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. Incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

10. (a) Opinion of Counsel. Incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on November 6, 1987.


    (b) Opinion of Counsel. Incorporated by reference to Exhibit No. 10(b) to Post-Effective No. 8 to the Registration Statement on Form N-1A (File
    No. 33-17224) filed via Edgar on May 27, 1994.

                                 EXHIBIT INDEX

Exhibit No.                          Description
-----------                          -----------

11. Consent of Independent Auditors.*

13. Purchase Agreement. Incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

15. (a) Plan of Distribution pursuant to Rule 12b-1. Incorporated by reference to Exhibit No. 15 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

    (b) Distribution and Service Plan between the Registrant and Prudential Mutual Fund Services, Inc., as amended on July 1, 1993, incorporated by reference to Exhibit No. 15(b) to Post Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 27, 1994.

17. (a) Financial Data Schedule, incorporated by reference to Exhibit No. 27 to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A (File No. 33-17224) filed via Edgar on May 26, 1995.

17. (b) Financial Data Schedule.*


Other Exhibits
    Powers of Attorney for:

     Eugene C. Dorsey**
     Donald D. Lennox**
     Stanley F. Shirk**
     Robin B. Smith**

     -----------
      *Filed herewith.

     **Executed copies filed under Other Exhibits to Post-Effective Amendment
       No. 2 to the Registration Statement on Form N-1A filed on May 30, 1989 (File No. 33-17224).